Concentration of Risk - Schedule of Major Customers (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	12.00%
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	31.00%
Customer C [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	12.00%	13.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	10.00%	13.00%
Iluminar [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	17.00%	10.00%
Iluminar [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	35.00%	18.00%
Customer G [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%
Customer G [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		31.00%
Customer H [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%
Customer H [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		12.00%
Customer I [Member] | Revenue, Product and Service Benchmark [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%
Customer I [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%